Compensation and benefits	6 Months Ended
Jun. 30, 2020
Compensation and benefits
10 Compensation and benefits
in	2Q20	1Q20	2Q19	6M20	6M19
Compensation and benefits (CHF million)
Salaries and variable compensation	2,234	1,909	2,161	4,143	4,331
Social security	172	168	187	340	346
Other [1]	188	239	197	427	386
Compensation and benefits	2,594	2,316	2,545	4,910	5,063
1
Includes pension-related expenses of CHF 113 million, CHF 150 million, CHF 112 million, CHF 263 million and CHF 220 million in 2Q20, 1Q20, 2Q19, 6M20 and 6M19, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.

Bank
Compensation and benefits
10 Compensation and benefits
in	6M20		6M19
Compensation and benefits (CHF million)
Salaries and variable compensation	3,711		3,900
Social security	293		301
Other	416	[1]	408
Compensation and benefits	4,420		4,609
1
Includes pension-related expenses of CHF 272 million and CHF 256 million in 6M20 and 6M19, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.